Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Income Taxes [Line Items]
Loss before taxes	$ (56,526)	$ (276,255)	$ (12,995)
Income Tax Expense Recovery
Disclosure Of Income Taxes [Line Items]
Loss before taxes	$ (56,526)	$ (276,255)	$ (12,995)
Statutory income tax rates	27.00%	26.50%	27.00%
Expected income tax recovery	$ (15,262)	$ (73,208)	$ (3,509)
Non-deductible goodwill impairment		26,581
Non-deductible share-based compensation	1,860	10,474	1,236
Non-deductible finance expense	2,304	15,981
Other non-deductible expenses		4,101
Change in tax rates		3,988
Deferred tax benefits not recognized	$ 11,098	7,457	$ 2,273
Income tax (recovery) expense		$ (4,626)